UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22432

Oxford Lane Capital Corp.

(Exact name of registrant as specified in charter)

8 Sound Shore Drive, Suite 255 Greenwich, CT	06830
(Address of principal executive offices)	(Zip code)

Jonathan H. Cohen
Chief Executive Officer
Oxford Lane Capital Corp.
8 Sound Shore Drive, Suite 255
Greenwich, CT 06830

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 983-5275

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments

OXFORD LANE CAPITAL CORP

SCHEDULE OF INVESTMENTS

JUNE 30, 2013

(unaudited)

COMPANY(1)	INDUSTRY	INVESTMENT	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Debt Investments
ACA CLO 2007-1	structured finance	CLO secured notes - Class E(3)(4)(5)	$5,090,786	$3,719,829	$4,580,180
		(5.03%, due June 15, 2022)

Canaras Summit CLO 2007-1	structured finance	CLO secured notes - Class E(3)(4)(5)	750,000	535,562	683,250
		(4.62%, due June 19, 2021)

Carlyle Global Market Strategies CLO 2013-2	structured finance	CLO secured notes - Class F(3)(4)(5)	6,000,000	5,111,360	5,151,600
		(5.71%, due April 18, 2025)

Emporia III, Ltd. 2007-3	structured finance	CLO secured notes - Class E(3)(4)(5)	3,594,000	2,857,961	2,917,250
		(3.98%, due April 23, 2021)

GSC VIII	structured finance	CLO secured notes - Class D(3)(4)(5)	2,112,137	1,427,232	1,812,214
		(3.68%, due April 17, 2021)

Hewett's Island CLO IV	structured finance	CLO secured notes - Class E(3)(4)(5)	1,500,000	1,346,776	1,432,650
		(4.84%, due May 09, 2018)

Kingsland V, Ltd. 2007-5	structured finance	CLO secured notes - Class E(3)(4)(5)	4,000,000	2,936,769	3,421,200
		(4.53%, due July 14, 2021)

Mountain Capital CLO IV, Ltd 2005-4	structured finance	CLO secured notes - Class B2L(3)(4)(5)	4,230,373	3,258,121	4,061,158
		(5.03%, due March 15, 2018)

Neuberger Berman CLO Ltd. 2012-13	structured finance	CLO secured notes - Class F(3)(4)(5)	4,500,000	3,866,630	4,012,650
		(6.78%, due January 23, 2024)

PPM Grayhawk CLO 2007	structured finance	CLO secured notes - Class D(3)(4)(5)	1,869,138	1,442,860	1,582,786
		(3.88%, due April 18, 2021)

Sargas CLO I	structured finance	CLO secured notes - Class D(3)(4)(5)	4,500,000	3,341,086	4,198,500
		(4.27%, due August 27, 2020)

Waterfront CLO 2007	structured finance	CLO secured notes - Class D(3)(4)(5)	3,500,000	2,631,573	3,280,550
		(5.05%, due August 02, 2020)
Total Collateralized Loan Obligation - Debt Investments				32,475,759	37,133,988	30.94%

(Continued on next page)

OXFORD LANE CAPITAL CORP

SCHEDULE OF INVESTMENTS

JUNE 30, 2013

(unaudited)

COMPANY(1)	INDUSTRY	INVESTMENT	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments
ACA CLO 2007-1	structured finance	CLO income notes(4)(6)	$12,212,500	$7,752,915	$10,258,500
		(Estimated yield 27.44%, maturity June 15, 2022)

ACAS CLO 2013-1	structured finance	CLO income notes(4)(6)	4,000,000	3,602,587	3,460,000
		(Estimated yield 10.89%, maturity April 20, 2025)

AMMC CLO XII	structured finance	CLO income notes(4)(6)	7,178,571	5,741,982	5,527,500
		(Estimated yield 12.08%, maturity May 10, 2025)

APID 2013-14	structured finance	CLO income notes(4)(6)	2,272,500	2,156,090	2,141,831
		(Estimated yield 13.50%, maturity April 15, 2025)

Ares XXVI CLO	structured finance	CLO income notes(4)(6)	7,500,000	6,377,313	6,075,000
		(Estimated yield 13.88%, maturity April 15, 2025)

Canaras Summit CLO 2007-1	structured finance	CLO income notes(4)(6)	1,500,000	714,517	1,440,000
		(Estimated yield 42.44%, maturity June 19, 2021)

Carlyle Global Market Strategies CLO 2011-1	structured finance	CLO income notes(4)(6)	6,000,000	4,581,845	6,360,000
		(Estimated yield 17.94%, maturity August 10, 2021)

Carlyle Global Market Strategies CLO 2013-2	structured finance	CLO income notes(4)(6)	9,250,000	8,036,901	8,579,375
		(Estimated yield 11.20%, maturity April 18, 2025)

Gale Force 4 CLO 2007-4	structured finance	CLO income notes(4)(6)	1,500,000	673,886	1,200,000
		(Estimated yield 33.19%, maturity August 20, 2021)

GUGG2 2011-1	structured finance	CLO income notes(4)(6)	4,000,000	4,400,799	4,600,000
		(Estimated yield 10.79%, maturity May 15, 2030)

Harbourview CLO 2006-1	structured finance	CLO income notes(4)(6)	4,380,000	2,032,663	3,591,600
		(Estimated yield 50.53%, maturity December 27, 2019)

Hillmark Funding Ltd. 2006-1	structured finance	CLO income notes(4)(6)	2,000,000	949,586	1,300,000
		(Estimated yield 21.63%, maturity May 21, 2021)

Jersey Street CLO 2006-1	structured finance	CLO income notes(4)(6)	4,935,000	3,028,110	3,948,000
		(Estimated yield 23.02%, maturity October 20, 2018)

Lightpoint CLO VII, Ltd. 2007-7	structured finance	CLO income notes(4)(6)	2,000,000	804,701	1,120,000
		(Estimated yield 26.58%, maturity May 15, 2021)

Neuberger Berman CLO Ltd. 2012-13	structured finance	CLO income notes(4)(6)	6,255,000	4,678,548	4,065,750
		(Estimated yield 3.68%, maturity January 23, 2024)

Octagon XI CLO 2007-1	structured finance	CLO income notes(4)(6)	2,025,000	1,174,723	2,187,000
		(Estimated yield 43.26%, maturity August 25, 2021)

Octagon XV CLO 2013-1	structured finance	CLO income notes(4)(6)	2,000,000	1,999,446	1,920,000
		(Estimated yield 9.79%, maturity January 19, 2025)

Sheridan Square CLO	structured finance	CLO income notes(4)(6)	1,279,070	1,147,466	1,202,326
		(Estimated yield 10.60%, maturity April 15, 2025)

(Continued on next page)

OXFORD LANE CAPITAL CORP

SCHEDULE OF INVESTMENTS

JUNE 30, 2013

(unaudited)

COMPANY(1)	INDUSTRY	INVESTMENT	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets

Telos CLO 2013-3	structured finance	CLO income notes(4)(6)	4,666,667	4,589,041	4,316,667
		(Estimated yield 14.15%, maturity January 17, 2024)

Venture 2013-3A CLO	structured finance	CLO income notes(4)(6)	13,900,000	12,546,237	12,058,250
		(Estimated yield 12.92%, maturity June 10, 2025)
Total Collateralized Loan Obligation - Equity Investments				76,989,356	85,351,799	71.12%

TOTAL INVESTMENTS				$109,465,115	$122,485,787	102.06%

LIABILITIES IN EXCESS OF OTHER ASSETS					(2,469,208)
NET ASSETS (equivalent to $15.71 per share based on 7,638,895 shares of common stock outstanding)					$120,016,579

(1)	We do not "control" and are not an "affiliate" of any of our portfolio companies, each as defined in the Investment Company Act of 1940 (the "1940 Act"). In general, under the 1940 Act, we would be presumed to "control" a portfolio company if we owned 25% or more of its voting securities and would be an "affiliate" of a portfolio company if we owned 5% or more of its voting securities.
(2)	Fair value is determined in good faith by the Board of Directors of the Company.
(3)	Notes bear interest at variable rates.
(4)	Cost value reflects accretion of original issue discount or market discount, and amortization of premium.
(5)	The CLO secured notes generally bear interest at a rate determined by reference to LIBOR which resets quarterly. For each CLO debt investment, the rate provided is as of June 30, 2013.
(6)	The CLO subordinated notes and income notes are considered equity positions in the CLO funds. Equity investments are entitled to recurring distributions which are generally equal to the remaining cash flow of the payments made by the underlying fund's securities less contractual payments to debt holders and fund expenses. The estimated yield indicated is based upon a current projection of the amount and timing of these recurring distributions and the estimated amount of repayment of principal upon termination. Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.

See Accompanying Notes

OXFORD LANE CAPITAL CORP.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2013

(unaudited)

NOTE 1. INVESTMENT VALUATION

The most significant estimates made in the preparation of Oxford Lane Capital Corp. (“OXLC”, “we” or the “Fund”) financial statements are the valuation of investments and the effective yield calculation, as well as the related amounts of unrealized appreciation and depreciation of investments recorded. OXLC believes that there is no single definitive method for determining fair value in good faith. As a result, determining fair value requires that judgment be applied to the specific facts and circumstances of each portfolio investment while employing a consistently applied valuation process for the types of investments that OXLC makes. The Fund is required to specifically fair value each individual investment on a quarterly basis.

The Fund complies with ASU 2011-04, “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.” The amendments are of two types: (i) those that clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about fair value measurements. OXLC has increased its disclosures related to Level 3 fair value measurements, in addition to other required disclosures. There were no related impacts on OXLC’s financial position or results of operations.

The Fund complies with ASC 820-10, Fair Value Measurements and Disclosure, which establishes a three-level valuation hierarchy for disclosure of fair value measurements. ASC 820-10 clarified the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. ASC 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, which includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities in markets that are not active; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions. The Fund has determined that due to the general illiquidity of the market for the Fund’s investment portfolio, whereby little or no market data exists, all of the Fund’s investments are valued based upon Level 3 inputs as of June 30, 2013. The Fund’s Board of Directors determines the value of OXLC’s investment portfolio each quarter. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material to the Fund’s financial statements.

OXLC has acquired a number of debt and equity positions in CLO investment vehicles, which are special purpose financing vehicles. In valuing such investments, OXLC considers indicative prices provided by a recognized industry pricing service as well as the indicative prices provided by the broker who arranges transactions in such investment vehicles, to the extent available, as well as any available information on other relevant transactions including trades, if any, and firm bids and offers in the market. In addition, OXLC considers the range of yields for such investments across the market, the operating metrics of the specific investment vehicle, including, but not limited to, net asset value, projected cash flows, compliance with collateralization tests, and defaulted and CCC-rated securities, if any. Using the pricing service’s indicative price as a starting point, if the implied yield is outside the market range, the valuation may be adjusted to a point within the market range. However, the impact of other market information, such as broker prices, actual trades and firm bids and offers as well as operating metrics of such investment, may also affect the valuation. On occasion, an indicative price that results in an implied yield that is within the market range may also be adjusted, depending upon the reliability and volume of other market information. Oxford Lane Management, LLC (“OXLC Management”) or the Valuation Committee may request an additional analysis by a third-party firm to assist in the valuation process of CLO investment vehicles. This information is presented to the Board for its determination of fair value of these investments.

OXFORD LANE CAPITAL CORP.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2013

(unaudited)

NOTE 1. INVESTMENT VALUATION – (continued)

The Fund may also invest directly in senior secured loans (either in the primary or secondary markets). In valuing such investments, OXLC Management will prepare an analysis of each loan, including a financial summary, covenant compliance review, recent trading activity in the security, if known, and other business developments related to the portfolio company. Any available information, including non-binding indicative bids obtained from a recognized industry pricing service and agent banks which may not be considered reliable, will be presented to the Valuation Committee of the Board to consider in its determination of fair value. In some instances, there may be limited trading activity in a security even though the market for the security is considered not active. In such cases the Board will consider the number of trades, the size and timing of each trade and other circumstances around such trades, to the extent such information is available, in its determination of fair value. At June 30, 2013, the Fund did not have any direct investments in senior secured loans.

ASC 820-10-35, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly,” provides guidance on factors that should be considered in determining when a previously active market becomes inactive and whether a transaction is orderly. In accordance with ASC 820-10-35, the Fund’s valuation procedures specifically provide for the review of indicative quotes supplied by the brokers or large agent banks that make a market for each security.

The Fund’s assets measured at fair value on a recurring basis subject to the disclosure requirements of ASC 820-10-35 at June 30, 2013, were as follows:

	Fair Value Measurements at Reporting Date Using
Assets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	($ in millions)	($ in millions)	($ in millions)	($ in millions)
CLO debt	$-	$-	$37.1	$37.1

CLO equity	-	-	85.4	85.4

Total	$-	$-	$122.5	$122.5

Significant Unobservable Inputs for Level 3 Investments

In accordance with ASU 2011-04, the following table provides quantitative information about the Fund’s Level 3 fair value measurements as of June 30, 2013. The Fund’s valuation policy, as described above, establishes parameters for the sources and types of valuation analysis, as well as the methodologies and inputs that the Fund uses in determining fair value. If the Valuation Committee or OXLC Management determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work may be undertaken. The table, therefore, is not all-inclusive, but provides information on the significant Level 3 inputs that are pertinent to the Fund’s fair value measurements. The weighted average calculations in the table below are based on principal balances for all CLO debt and equity investments.

OXFORD LANE CAPITAL CORP.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2013

(unaudited)

NOTE 1. INVESTMENT VALUATION – (continued)

	Quantitative Information about Level 3 Fair Value Measurements
Assets	Fair Value as of June 30, 2013	Valuation Techniques / Methodologies	Unobservable Input	Range / Weighted Average
	($ in millions)
CLO debt	$37.1	market quotes	NBIB (1)	81.17%-96.00%/89.16%
CLO equity	85.4	market quotes	NBIB (1)	56.0%-115.0% /86.34%
Total Fair Value for Level 3 Investements	$122.5

(1)	The Fund generally uses prices provided by an independent pricing service or broker or agent bank non-binding indicative bid prices (“NBIB”) on or near the valuation date as the primary basis for the fair value determinations for CLO debt and equity investments. These bid prices are non-binding, and may not be determinative of fair value. Each bid price is evaluated by the Valuation Committee in conjunction with additional information compiled by OXLC Management, including actual trades and firm bids and offers, if any, financial performance, recent business developments, and, in the case of CLO debt and equity investments, performance and covenant compliance information as provided by the independent trustee.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a significantly lower or higher fair value measurement.

NOTE 2. INVESTMENT INCOME RECOGNITION

Interest income from debt positions in CLO investment vehicles is recorded on the accrual basis to the extent that such amounts are expected to be collected. Amortization of premium or accretion of discount is recognized on the effective yield method.

Interest income from investments in the “equity” class securities of CLO investment vehicles (typically income notes or subordinated notes) is recorded based upon an estimation of an effective yield to maturity utilizing assumed cash flows. The Fund monitors the expected cash flows from its CLO equity investments, including the expected residual payments, and effective yield is determined and updated periodically, as needed.

OXFORD LANE CAPITAL CORP.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2013

(unaudited)

NOTE 3. FEDERAL INCOME TAXES

The Fund intends to operate so as to qualify to be taxed as a RIC under Subchapter M of the Internal Revenue Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, OXLC is required, among other things, to distribute at least 90% of its investment company taxable income, as defined by the Code.

Because federal income tax regulations differ from accounting principles generally accepted in the United States, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statement to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

As of June 30, 2013, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$121,622,984
Gross unrealized appreciation	$6,732,753

Gross unrealized depreciation	(5,869,950)
Net unrealized appreciation	$862,803

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Chief Executive Officer (its principal executive officer) and Chief Financial Officer (its principal financial officer) have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OXFORD LANE CAPITAL CORP.

By:	/s/ Jonathan H. Cohen
	Name:	Jonathan H. Cohen
	Title:	Chief Executive Officer

	Date:	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan H. Cohen		By:	/s/ Patrick F. Conroy
	Name:	Jonathan H. Cohen		Name:	Patrick F. Conroy
	Title:	Chief Executive Officer		Title:	Chief Financial Officer, Chief
		(Principal Executive Officer)			Compliance Officer and Corporate
Secretary (Principal Financial Officer)

	Date:	July 30, 2013		Date:	July 30, 2013